GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.6%
Dynamic(a) – 2.0%
1,105,447	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 11,242,392

Equity(a) – 15.2%
752,680	Goldman Sachs Large Cap Value Insights Fund — Class R6	18,704,091
596,068	Goldman Sachs Large Cap Growth Insights Fund — Class R6	18,579,444
1,076,389	Goldman Sachs International Equity Insights Fund — Class R6	16,188,890
321,244	Goldman Sachs Small Cap Equity Insights Fund — Class R6	9,194,008
910,193	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	7,800,357
447,374	Goldman Sachs International Small Cap Insights Fund — Class R6	5,806,918
425,302	Goldman Sachs Global Infrastructure Fund — Class R6	5,290,751
506,080	Goldman Sachs Global Real Estate Securities Fund — Class R6	4,828,005

		86,392,464

Exchange Traded Funds – 37.8%
1,272,263	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	58,257,559
741,103	Goldman Sachs MarketBeta U.S. Equity ETF(a)	53,196,373
348,370	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	36,157,322
582,210	Goldman Sachs MarketBeta International Equity ETF(a)	33,056,836
444,738	Goldman Sachs ActiveBeta International Equity ETF(a)	15,250,066
265,217	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	11,478,406
211,952	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	6,642,576
9,054	iShares 7-10 Year Treasury Bond ETF	857,052

		214,896,190

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 39.6%
17,264,624	Goldman Sachs Global Core Fixed Income Fund — Class R6	$196,126,131
1,221,346	Goldman Sachs Inflation Protected Securities Fund — Class R6	11,627,217
1,020,196	Goldman Sachs High Yield Fund — Class R6	5,702,892
593,551	Goldman Sachs Emerging Markets Debt Fund — Class R6	5,662,478
632,890	Goldman Sachs High Yield Floating Rate Fund — Class R6	5,639,048
19,622	Goldman Sachs Energy Infrastructure Fund — Class R6	241,739

		224,999,505

TOTAL UNDERLYING FUNDS – 94.6% (Cost $507,968,960)		$537,530,551

Shares	Dividend Rate	Value

Investment Company(a) – 3.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
16,864,030	5.211%	$ 16,864,030
(Cost $16,864,030)

TOTAL INVESTMENTS – 97.6% (Cost $524,832,990)		$554,394,581

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		13,676,541

NET ASSETS – 100.0%		$568,071,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,397,407	AUD	2,110,000	06/20/24	$19,302
	USD	2,621,456	CHF	2,280,000	06/20/24	70,517
	USD	714,726	DKK	4,860,000	06/20/24	8,887
	USD	6,566,249	EUR	6,000,000	06/20/24	71,872
	USD	2,820,846	GBP	2,210,000	06/20/24	30,306
	USD	348,650	HKD	2,720,000	06/20/24	324
	USD	67,195	ILS	240,000	06/20/24	1,696
	USD	4,747,400	JPY	689,000,000	06/20/24	139,090
	USD	119,745	NOK	1,250,000	06/20/24	4,386
	USD	36,964	NZD	60,000	06/20/24	1,115
	USD	628,922	SEK	6,450,000	06/20/24	24,320
	USD	225,548	SGD	300,000	06/20/24	2,547

TOTAL						$374,362

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	HKD	100,000	USD	12,812	06/20/24	$(6)
	JPY	127,000,000	USD	873,039	06/20/24	(23,612)
	USD	122,640	CHF	110,000	06/20/24	(432)
	USD	10,812	ILS	40,000	06/20/24	(105)

TOTAL						$(24,155)

FUTURES CONTRACTS — At March 31, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	171	06/18/24	$18,946,266	$111,433
S&P 500 E-Mini Index	90	06/21/24	23,888,250	374,070

TOTAL FUTURES CONTRACTS				$485,503

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

6M GBP	4.403%	09/12/33	GBP	380	$25,802

(a)	Payments made annually.

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
12M IRS	MS & Co. Int. PLC	3.440%	01/24/2025	400,000	$400,000	$12,987	$14,358	$(1,371)
6M IRS	MS & Co. Int. PLC	3.750	08/14/2024	1,700,000	1,700,000	30,821	39,355	(8,534)
7M IRS	MS & Co. Int. PLC	4.150	09/13/2024	1,740,000	1,740,000	9,336	10,267	(932)
7M IRS	MS & Co. Int. PLC	3.100	09/13/2024	1,740,000	1,740,000	1,633	2,468	(834)
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	670,000	670,000	17,976	16,386	1,589

Total purchased option contracts				6,250,000	$6,250,000	$72,753	$82,834	$(10,082)

Written option contracts
Calls
12M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(800,000)	(800,000)	(11,529)	(14,434)	2,905
6M IRS	MS & Co. Int. PLC	3.400	08/14/2024	(1,700,000)	(1,700,000)	(13,009)	(20,442)	7,434
7M IRS	MS & Co. Int. PLC	3.600	09/13/2024	(3,480,000)	(3,480,000)	(7,596)	(9,426)	1,830
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(670,000)	(670,000)	(8,380)	(7,435)	(946)

				(6,650,000)	$(6,650,000)	$(40,514)	$(51,737)	$11,223

Puts
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(670,000)	(670,000)	(6,139)	(8,952)	2,813

Total written option contracts				(7,320,000)	$(7,320,000)	$(46,653)	$(60,689)	$14,036

TOTAL				(1,070,000)	$(1,070,000)	$26,100	$22,145	$3,954

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
SPX Index	BofA Securities LLC	$5,241.200	05/24/2024	339	$177,676,680	$24,938	$28,646	$(3,708)
Written option contract
Puts
SPX Index	BofA Securities LLC	4,926.728	05/24/2024	(339)	(167,016,079)	(6,246)	(7,858)	1,612

TOTAL				—	$10,660,601	$18,692	$20,788	$(2,096)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call EUR/Put CHF	MS & Co. Int. PLC	$0.945	06/12/2024	450,000	$450,000	$12,231	$2,507	$9,724

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,200.000	04/03/2024	(3)	$(1,560,000)	$(17,505)	$(11,302)	$(6,203)
S&P 500 Index	5,300.000	04/10/2024	(2)	(1,060,000)	(3,920)	(4,810)	890
S&P 500 Index	5,300.000	04/17/2024	(2)	(1,060,000)	(6,260)	(5,294)	(966)
S&P 500 Index	5,320.000	04/24/2024	(2)	(1,064,000)	(6,910)	(4,984)	(1,926)
S&P 500 Index	5,175.000	04/30/2024	(1)	(517,500)	(13,120)	(4,185)	(8,935)
S&P 500 Index	5,185.000	04/30/2024	(1)	(518,500)	(12,370)	(3,549)	(8,821)
S&P 500 Index	5,265.000	04/30/2024	(1)	(526,500)	(7,060)	(4,645)	(2,415)
S&P 500 Index	5,270.000	04/30/2024	(1)	(527,000)	(6,780)	(3,275)	(3,505)
S&P 500 Index	5,365.000	04/30/2024	(2)	(1,073,000)	(5,798)	(5,798)	—
S&P 500 Index	5,370.000	04/30/2024	(2)	(1,074,000)	(5,498)	(5,498)	—
S&P 500 Index	5,375.000	04/30/2024	(2)	(1,075,000)	(5,218)	(5,198)	(20)
S&P 500 Index	5,380.000	04/30/2024	(2)	(1,076,000)	(4,938)	(4,918)	(20)
S&P 500 Index	5,385.000	04/30/2024	(2)	(1,077,000)	(4,678)	(4,658)	(20)
S&P 500 Index	5,410.000	05/31/2024	(1)	(541,000)	(4,930)	(4,040)	(890)

			(24)	$(12,749,500)	$(104,985)	$(72,154)	$(32,831)

Puts
S&P 500 Index	5,025.000	04/03/2024	(3)	(1,507,500)	(90)	(8,726)	8,636
S&P 500 Index	5,125.000	04/10/2024	(2)	(1,025,000)	(1,470)	(7,581)	6,111
S&P 500 Index	5,125.000	04/17/2024	(2)	(1,025,000)	(2,700)	(8,065)	5,365
S&P 500 Index	5,160.000	04/24/2024	(2)	(1,032,000)	(4,930)	(6,710)	1,780
S&P 500 Index	4,905.000	04/30/2024	(1)	(490,500)	(720)	(7,111)	6,391
S&P 500 Index	5,015.000	04/30/2024	(1)	(501,500)	(1,215)	(4,791)	3,576
S&P 500 Index	5,020.000	04/30/2024	(1)	(502,000)	(1,255)	(5,887)	4,632
S&P 500 Index	5,120.000	04/30/2024	(1)	(512,000)	(2,275)	(4,919)	2,644
S&P 500 Index	5,190.000	04/30/2024	(2)	(1,038,000)	(7,178)	(7,158)	(20)
S&P 500 Index	5,195.000	04/30/2024	(2)	(1,039,000)	(7,438)	(7,418)	(20)
S&P 500 Index	5,200.000	04/30/2024	(2)	(1,040,000)	(7,678)	(7,698)	20
S&P 500 Index	5,205.000	04/30/2024	(2)	(1,041,000)	(8,140)	(7,978)	(162)
S&P 500 Index	5,210.000	04/30/2024	(2)	(1,042,000)	(8,258)	(8,258)	—
S&P 500 Index	5,110.000	05/31/2024	(1)	(511,000)	(4,505)	(7,039)	2,534
S&P 500 Index	5,140.000	05/31/2024	(1)	(514,000)	(5,125)	(6,009)	884

			(25)	$(12,820,500)	$(62,977)	$(105,348)	$42,371

Total written option contracts			(49)	$(25,570,000)	$(167,962)	$(177,502)	$9,540

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.125	06/14/2024	35	$87,500	$1,750	$124,200	$(122,450)
3 Month SOFR	95.375	06/14/2024	12	30,000	375	44,101	(43,726)
3 Month SOFR	97.250	06/14/2024	66	165,000	413	63,855	(63,442)
3 Month SOFR	97.750	06/14/2024	214	535,000	1,338	324,377	(323,039)
3 Month SOFR	98.500	06/14/2024	226	565,000	1,413	33,774	(32,361)
3 Month SOFR	95.250	09/13/2024	32	80,000	10,400	129,170	(118,770)
3 Month SOFR	95.375	09/13/2024	12	30,000	3,075	48,937	(45,862)
3 Month SOFR	96.000	09/13/2024	46	115,000	5,750	65,358	(59,608)
3 Month SOFR	97.250	09/13/2024	99	247,500	4,950	132,569	(127,619)
3 Month SOFR	96.250	12/13/2024	50	125,000	14,063	78,717	(64,654)
3 Month SOFR	97.250	12/13/2024	181	452,500	20,363	291,998	(271,635)
3 Month SOFR	98.000	12/13/2024	111	277,500	6,244	22,458	(16,214)
3 Month SOFR	96.500	03/14/2025	53	132,500	23,850	89,746	(65,896)
3 Month SOFR	97.000	03/14/2025	97	242,500	26,069	128,750	(102,681)
3 Month SOFR	97.250	03/14/2025	162	405,000	35,437	296,628	(261,191)
3 Month SOFR	98.000	03/14/2025	73	182,500	7,756	22,982	(15,226)
3 Month SOFR	96.250	06/13/2025	67	167,500	61,137	95,080	(33,943)
3 Month SOFR	96.625	06/13/2025	54	135,000	34,762	93,046	(58,284)
3 Month SOFR	97.250	06/13/2025	126	315,000	44,100	155,988	(111,888)
3 Month SOFR	96.500	09/12/2025	100	250,000	97,500	135,619	(38,119)
3 Month SOFR	96.625	09/12/2025	51	127,500	44,625	94,864	(50,239)
3 Month SOFR	97.500	09/12/2025	145	362,500	54,375	163,461	(109,086)
3 Month SOFR	96.500	12/12/2025	89	222,500	105,131	137,994	(32,863)
3 Month SOFR	97.500	12/12/2025	134	335,000	63,650	161,111	(97,461)
3 Month SOFR	96.625	03/13/2026	62	155,000	74,400	92,369	(17,969)
3 Month SOFR	96.750	03/13/2026	32	80,000	34,600	52,074	(17,474)
3 Month SOFR	96.625	06/12/2026	59	147,500	77,437	93,062	(15,625)
3 Month SOFR	96.750	06/12/2026	33	82,500	39,187	51,227	(12,040)
3 Month SOFR	96.625	09/11/2026	56	140,000	79,100	93,230	(14,130)

Total purchased option contracts			2,477	$6,192,500	$973,250	$3,316,745	$(2,343,495)

TOTAL			2,477	$6,192,500	$973,250	$3,316,745	$(2,343,495)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
12M IRS	— 12 Months Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.8%
Dynamic(a) – 2.0%
1,722,737	Goldman Sachs Managed Futures Strategy Fund — Class R6	$17,520,233

Equity(a) – 19.5%
1,728,469	Goldman Sachs Large Cap Value Insights Fund — Class R6	42,952,451
1,371,736	Goldman Sachs Large Cap Growth Insights Fund — Class R6	42,757,001
2,317,589	Goldman Sachs International Equity Insights Fund — Class R6	34,856,540
1,979,668	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	16,965,759
470,733	Goldman Sachs Small Cap Equity Insights Fund — Class R6	13,472,377
708,906	Goldman Sachs International Small Cap Insights Fund — Class R6	9,201,598
419,337	Goldman Sachs Global Infrastructure Fund — Class R6	5,216,548
539,085	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,142,875

		170,565,149

Exchange Traded Funds – 52.8%
2,051,957	Goldman Sachs MarketBeta U.S. Equity ETF(a)	147,289,474
804,694	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	83,519,190
1,337,004	Goldman Sachs MarketBeta International Equity ETF(a)	75,912,681
1,542,674	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	70,639,814
1,015,718	Goldman Sachs ActiveBeta International Equity ETF(a)	34,828,970
759,136	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	32,854,875
514,700	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	16,130,698
11,781	iShares 7-10 Year Treasury Bond ETF	1,115,189

		462,290,891

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 20.5%
12,577,101	Goldman Sachs Global Core Fixed Income Fund — Class R6	$142,875,863
1,001,570	Goldman Sachs Inflation Protected Securities Fund — Class R6	9,534,950
944,148	Goldman Sachs Emerging Markets Debt Fund — Class R6	9,007,172
1,007,065	Goldman Sachs High Yield Floating Rate Fund — Class R6	8,972,948
1,517,355	Goldman Sachs High Yield Fund — Class R6	8,482,017
22,819	Goldman Sachs Energy Infrastructure Fund — Class R6	281,127

		179,154,077

TOTAL UNDERLYING FUNDS – 94.8% (Cost $733,685,047)		$829,530,350

Shares	Dividend Rate	Value

Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,459,937	5.211%	$ 19,459,937
(Cost $19,459,937)

TOTAL INVESTMENTS – 97.0% (Cost $753,144,984)		$848,990,287

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		25,996,077

NET ASSETS – 100.0%		$874,986,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,385,012	AUD	3,600,000	06/20/24	$33,743
	USD	4,150,213	CHF	3,610,000	06/20/24	111,225
	USD	1,219,476	DKK	8,290,000	06/20/24	15,482
	USD	11,187,001	EUR	10,220,000	06/20/24	124,912
	USD	4,813,249	GBP	3,770,000	06/20/24	52,915
	USD	612,701	HKD	4,780,000	06/20/24	570
	USD	123,191	ILS	440,000	06/20/24	3,109
	USD	8,102,903	JPY	1,175,000,000	06/20/24	244,031
	USD	201,385	NOK	2,100,000	06/20/24	7,580
	USD	61,606	NZD	100,000	06/20/24	1,858
	USD	1,068,605	SEK	10,950,000	06/20/24	42,187
	USD	391,062	SGD	520,000	06/20/24	4,527

TOTAL						$642,139

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	HKD	310,000	USD	39,716	06/20/24	$(17)
	JPY	159,000,000	USD	1,093,018	06/20/24	(29,562)
	USD	111,491	CHF	100,000	06/20/24	(392)
	USD	10,812	ILS	40,000	06/20/24	(105)

TOTAL						$(30,076)

FUTURES CONTRACTS — At March 31, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	239	06/18/24	$26,480,453	$146,882
S&P 500 E-Mini Index	96	06/21/24	25,480,800	399,008

TOTAL FUTURES CONTRACTS				$545,890

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

12M SONIA	4.403%	09/12/33	GBP	490	$33,270

(a)	Payments made annually.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	MS & Co. Int. PLC	3.440%	01/24/2025	490,000	$490,000	$15,910	$17,588	$(1,678)
6M IRS	MS & Co. Int. PLC	3.750	08/14/2024	2,130,000	2,130,000	38,616	49,309	(10,693)
7M IRS	MS & Co. Int. PLC	3.100	09/13/2024	2,130,000	2,130,000	2,000	3,021	(1,021)
7M IRS	MS & Co. Int. PLC	4.150	09/13/2024	2,130,000	2,130,000	11,428	12,569	(1,141)
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	850,000	850,000	22,805	20,789	2,016

Total purchased option contracts				7,730,000	$7,730,000	$90,759	$103,276	$(12,517)

Written option contracts
Calls
1Y IRS	MS & Co. Int. PLC	2.916	01/24/2025	(980,000)	(980,000)	(14,123)	(17,682)	3,559
6M IRS	MS & Co. Int. PLC	3.400	08/14/2024	(2,130,000)	(2,130,000)	(16,299)	(25,613)	9,314
7M IRS	MS & Co. Int. PLC	3.600	09/13/2024	(4,260,000)	(4,260,000)	(9,299)	(11,538)	2,239
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(850,000)	(850,000)	(10,632)	(9,432)	(1,200)

				(8,220,000)	$(8,220,000)	$(50,353)	$(64,265)	$13,912

Puts
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(850,000)	(850,000)	(7,789)	(11,357)	3,568

Total written option contracts				(9,070,000)	$(9,070,000)	$(58,142)	$(75,622)	$17,480

TOTAL				(1,340,000)	$(1,340,000)	$32,617	$27,654	$4,963

OVER-THE-COUNTER OPTIONS ON EQUITIES
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
SPX Index	BofA Securities LLC	$5,241.200	05/24/2024	417	$218,558,040	$30,676	$35,236	$(4,560)
Written option contract
Puts
SPX Index	BofA Securities LLC	4,926.728	05/24/2024	(417)	(205,444,558)	(7,684)	(9,666)	1,982

TOTAL				—	$13,113,482	$22,992	$25,570	$(2,578)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call EUR/Put CHF	MS & Co. Int. PLC	$0.945	06/12/2024	580,000	$580,000	$15,765	$3,232	$12,533

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,200.000	04/03/2024	(6)	$(3,120,000)	$(35,010)	$(22,604)	$(12,406)
S&P 500 Index	5,300.000	04/10/2024	(6)	(3,180,000)	(11,760)	(14,431)	2,671
S&P 500 Index	5,300.000	04/17/2024	(6)	(3,180,000)	(18,780)	(15,881)	(2,899)
S&P 500 Index	5,320.000	04/24/2024	(6)	(3,192,000)	(20,730)	(14,953)	(5,777)
S&P 500 Index	5,175.000	04/30/2024	(1)	(517,500)	(13,120)	(4,799)	(8,321)
S&P 500 Index	5,185.000	04/30/2024	(1)	(518,500)	(12,370)	(3,549)	(8,821)
S&P 500 Index	5,265.000	04/30/2024	(2)	(1,053,000)	(14,120)	(9,289)	(4,831)
S&P 500 Index	5,270.000	04/30/2024	(2)	(1,054,000)	(13,560)	(6,550)	(7,010)
S&P 500 Index	5,340.000	04/30/2024	(1)	(534,000)	(3,560)	(2,906)	(654)
S&P 500 Index	5,350.000	04/30/2024	(1)	(535,000)	(3,195)	(3,090)	(105)
S&P 500 Index	5,365.000	04/30/2024	(5)	(2,682,500)	(14,495)	(14,495)	—
S&P 500 Index	5,370.000	04/30/2024	(5)	(2,685,000)	(13,745)	(13,745)	—
S&P 500 Index	5,375.000	04/30/2024	(5)	(2,687,500)	(13,045)	(13,045)	—
S&P 500 Index	5,380.000	04/30/2024	(5)	(2,690,000)	(12,345)	(12,345)	—
S&P 500 Index	5,385.000	04/30/2024	(5)	(2,692,500)	(11,695)	(11,695)	—
S&P 500 Index	5,405.000	05/31/2024	(1)	(540,500)	(5,110)	(4,099)	(1,011)
S&P 500 Index	5,410.000	05/31/2024	(2)	(1,082,000)	(9,860)	(8,081)	(1,779)
S&P 500 Index	5,420.000	05/31/2024	(1)	(542,000)	(4,600)	(4,077)	(523)

			(61)	$(32,486,000)	$(231,100)	$(179,634)	$(51,466)

Puts
S&P 500 Index	5,025.000	04/03/2024	(6)	(3,015,000)	(180)	(17,451)	17,271
S&P 500 Index	5,125.000	04/10/2024	(6)	(3,075,000)	(4,410)	(22,744)	18,334
S&P 500 Index	5,125.000	04/17/2024	(6)	(3,075,000)	(8,100)	(24,196)	16,096
S&P 500 Index	5,160.000	04/24/2024	(6)	(3,096,000)	(14,790)	(20,131)	5,341
S&P 500 Index	4,880.000	04/30/2024	(1)	(488,000)	(650)	(6,512)	5,862
S&P 500 Index	4,890.000	04/30/2024	(1)	(489,000)	(680)	(6,019)	5,339
S&P 500 Index	4,905.000	04/30/2024	(1)	(490,500)	(720)	(7,110)	6,390
S&P 500 Index	5,015.000	04/30/2024	(2)	(1,003,000)	(2,430)	(9,582)	7,152
S&P 500 Index	5,020.000	04/30/2024	(2)	(1,004,000)	(2,510)	(11,774)	9,264
S&P 500 Index	5,120.000	04/30/2024	(2)	(1,024,000)	(4,550)	(10,108)	5,558
S&P 500 Index	5,190.000	04/30/2024	(5)	(2,595,000)	(17,945)	(17,945)	—
S&P 500 Index	5,195.000	04/30/2024	(5)	(2,597,500)	(18,595)	(18,595)	—
S&P 500 Index	5,200.000	04/30/2024	(5)	(2,600,000)	(19,195)	(19,195)	—
S&P 500 Index	5,205.000	04/30/2024	(5)	(2,602,500)	(20,350)	(19,945)	(405)
S&P 500 Index	5,210.000	04/30/2024	(5)	(2,605,000)	(20,645)	(20,695)	50
S&P 500 Index	5,110.000	05/31/2024	(2)	(1,022,000)	(9,010)	(14,249)	5,239
S&P 500 Index	5,140.000	05/31/2024	(2)	(1,028,000)	(10,250)	(12,018)	1,768

			(62)	$(31,809,500)	$(155,010)	$(258,269)	$103,259

Total written option contracts			(123)	$(64,295,500)	$(386,110)	$(437,903)	$51,793

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.125	06/14/2024	45	$112,500	$2,250	$160,811	$(158,561)
3 Month SOFR	97.250	06/14/2024	87	217,500	544	84,799	(84,255)
3 Month SOFR	97.750	06/14/2024	376	940,000	2,350	570,422	(568,072)
3 Month SOFR	98.500	06/14/2024	399	997,500	2,494	59,588	(57,094)
3 Month SOFR	95.250	09/13/2024	41	102,500	13,325	166,212	(152,887)
3 Month SOFR	96.000	09/13/2024	77	192,500	9,625	109,403	(99,778)
3 Month SOFR	97.250	09/13/2024	130	325,000	6,500	175,117	(168,617)
3 Month SOFR	96.250	12/13/2024	88	220,000	24,750	138,541	(113,791)
3 Month SOFR	97.250	12/13/2024	247	617,500	27,788	401,161	(373,373)
3 Month SOFR	98.000	12/13/2024	126	315,000	7,088	25,492	(18,404)
3 Month SOFR	96.500	03/14/2025	93	232,500	41,850	157,479	(115,629)
3 Month SOFR	97.000	03/14/2025	177	442,500	47,569	234,936	(187,367)
3 Month SOFR	97.250	03/14/2025	222	555,000	48,562	408,508	(359,946)
3 Month SOFR	98.000	03/14/2025	84	210,000	8,925	26,445	(17,520)
3 Month SOFR	96.250	06/13/2025	90	225,000	82,125	124,334	(42,209)
3 Month SOFR	96.625	06/13/2025	94	235,000	60,512	161,968	(101,456)
3 Month SOFR	97.250	06/13/2025	231	577,500	80,850	285,979	(205,129)
3 Month SOFR	96.500	09/12/2025	138	345,000	134,550	183,733	(49,183)
3 Month SOFR	96.625	09/12/2025	88	220,000	77,000	163,686	(86,686)
3 Month SOFR	97.500	09/12/2025	265	662,500	99,375	298,740	(199,365)
3 Month SOFR	96.500	12/12/2025	123	307,500	145,294	188,398	(43,104)
3 Month SOFR	97.500	12/12/2025	245	612,500	116,375	294,568	(178,193)
3 Month SOFR	96.625	03/13/2026	92	230,000	110,400	137,063	(26,663)
3 Month SOFR	96.750	03/13/2026	37	92,500	40,006	60,211	(20,205)
3 Month SOFR	96.625	06/12/2026	87	217,500	114,187	137,227	(23,040)
3 Month SOFR	96.750	06/12/2026	38	95,000	45,125	58,988	(13,863)
3 Month SOFR	96.625	09/11/2026	83	207,500	117,237	138,180	(20,943)

Total purchased option contracts			3,803	$9,507,500	$1,466,656	$4,951,989	$(3,485,333)

TOTAL			3,803	$9,507,500	$1,466,656	$4,951,989	$(3,485,333)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds — 94.3%
Dynamic(a) – 2.0%
1,785,974	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 18,163,355

Equity(a) – 24.6%
2,405,588	Goldman Sachs Large Cap Value Insights Fund — Class R6	59,778,856
1,882,792	Goldman Sachs Large Cap Growth Insights Fund — Class R6	58,686,628
3,348,235	Goldman Sachs International Equity Insights Fund — Class R6	50,357,454
2,599,604	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	22,278,608
513,431	Goldman Sachs Small Cap Equity Insights Fund — Class R6	14,694,376
700,722	Goldman Sachs International Small Cap Insights Fund — Class R6	9,095,374
550,087	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,247,832
416,050	Goldman Sachs Global Infrastructure Fund — Class R6	5,175,662

		225,314,790

Exchange Traded Funds – 64.5%
3,000,608	Goldman Sachs MarketBeta U.S. Equity ETF(a)	215,383,642
1,119,588	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	116,202,039
1,820,385	Goldman Sachs MarketBeta International Equity ETF(a)	103,358,184
1,423,621	Goldman Sachs ActiveBeta International Equity ETF(a)	48,815,964
952,874	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	43,632,577
995,557	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	43,087,010
667,362	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	20,915,125
8,390	iShares 7-10 Year Treasury Bond ETF	794,197

		592,188,738

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 3.2%
1,144,454	Goldman Sachs Emerging Markets Debt Fund — Class R6	$ 10,918,095
1,020,837	Goldman Sachs High Yield Floating Rate Fund — Class R6	9,095,656
1,624,939	Goldman Sachs High Yield Fund — Class R6	9,083,409
19,694	Goldman Sachs Energy Infrastructure Fund — Class R6	242,635

		29,339,795

TOTAL UNDERLYING FUNDS – 94.3% (Cost $716,927,337)		$865,006,678

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,572,491	5.211%	$ 21,572,491
(Cost $21,572,491)

TOTAL INVESTMENTS – 96.7% (Cost $738,499,828)		$886,579,169

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		30,695,737

NET ASSETS – 100.0%		$917,274,906

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,205,188	AUD	3,330,000	06/20/24	$30,264
	USD	3,552,264	CHF	3,090,000	06/20/24	95,069
	USD	1,126,409	DKK	7,660,000	06/20/24	13,914
	USD	10,341,135	EUR	9,450,000	06/20/24	112,491
	USD	4,447,764	GBP	3,485,000	06/20/24	47,296
	USD	544,766	HKD	4,250,000	06/20/24	507
	USD	111,992	ILS	400,000	06/20/24	2,826
	USD	7,487,531	JPY	1,087,000,000	06/20/24	217,239
	USD	186,822	NOK	1,950,000	06/20/24	6,860
	USD	55,446	NZD	90,000	06/20/24	1,672
	USD	986,898	SEK	10,125,000	06/20/24	37,814
	USD	360,815	SGD	480,000	06/20/24	4,015

TOTAL						$569,967

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	HKD	120,000	USD	15,374	06/20/24	$(7)
	JPY	123,000,000	USD	845,542	06/20/24	(22,868)
	USD	222,982	CHF	200,000	06/20/24	(785)
	USD	10,812	ILS	40,000	06/20/24	(105)

TOTAL						$(23,765)

FUTURES CONTRACTS — At March 31, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	217	06/18/24	$24,042,922	$133,361
S&P 500 E-Mini Index	82	06/21/24	21,764,850	340,820

TOTAL FUTURES CONTRACTS				$474,181

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)(b)		Unrealized Appreciation/ (Depreciation)*

12M GBP	4.404%(a)	09/12/33	GBP	370	$25,123

(a)	Payments made annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2024.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
12M IRS	MS & Co. Int. PLC	3.440%	01/24/2025	370,000	$370,000	$12,013	$13,281	$(1,268)
6M IRS	MS & Co. Int. PLC	3.750	08/14/2024	1,640,000	1,640,000	29,733	37,966	(8,233)
6M IRS	MS & Co. Int. PLC	3.100	09/13/2024	1,630,000	1,630,000	1,530	2,312	(782)
6M IRS	MS & Co. Int. PLC	4.150	09/13/2024	1,630,000	1,630,000	8,746	9,618	(872)
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	660,000	660,000	17,707	16,142	1,565

Total purchased option contracts				5,930,000	$5,930,000	$69,729	$79,319	$(9,590)

Written option contracts
Calls
12M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(740,000)	(740,000)	(10,664)	(13,352)	2,688
6M IRS	MS & Co. Int. PLC	3.400	08/14/2024	(1,640,000)	(1,640,000)	(12,550)	(19,721)	7,171
6M IRS	MS & Co. Int. PLC	3.600	09/13/2024	(3,270,000)	(3,270,000)	(7,138)	(8,857)	1,719
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(660,000)	(660,000)	(8,255)	(7,324)	(931)

				(6,310,000)	$(6,310,000)	$(38,607)	$(49,254)	$10,647

Puts
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(660,000)	(660,000)	(6,048)	(8,818)	2,770

Total written option contracts				(6,970,000)	$(6,970,000)	$(44,655)	$(58,072)	$13,417

TOTAL				(1,040,000)	$(1,040,000)	$25,074	$21,247	$3,827

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Puts
S&P 500 Index	BofA Securities LLC	$5,241.200	05/24/2024	327	$171,387,240	$24,055	$27,632	$(3,577)
Written option contract
Puts
S&P 500 Index	BofA Securities LLC	4,926.728	05/24/2024	(327)	(161,104,006)	(6,025)	(7,580)	1,555

TOTAL				—	$10,283,234	$18,030	$20,052	$(2,022)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call EUR/Put CHF	MS & Co. Int. PLC	$0.945	06/12/2024	440,000	$440,000	$11,959	$2,451	$9,508

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,200.000	04/03/2024	(8)	$(4,160,000)	$(46,680)	$(30,138)	$(16,542)
S&P 500 Index	5,300.000	04/10/2024	(8)	(4,240,000)	(15,680)	(19,241)	3,561
S&P 500 Index	5,300.000	04/17/2024	(8)	(4,240,000)	(25,040)	(21,175)	(3,865)
S&P 500 Index	5,320.000	04/24/2024	(8)	(4,256,000)	(27,640)	(19,938)	(7,702)
S&P 500 Index	5,175.000	04/30/2024	(2)	(1,035,000)	(26,240)	(8,974)	(17,266)
S&P 500 Index	5,185.000	04/30/2024	(2)	(1,037,000)	(24,740)	(7,098)	(17,642)
S&P 500 Index	5,265.000	04/30/2024	(2)	(1,053,000)	(14,120)	(9,289)	(4,831)
S&P 500 Index	5,270.000	04/30/2024	(2)	(1,054,000)	(13,560)	(6,550)	(7,010)
S&P 500 Index	5,340.000	04/30/2024	(1)	(534,000)	(3,560)	(2,906)	(654)
S&P 500 Index	5,350.000	04/30/2024	(1)	(535,000)	(3,195)	(3,090)	(105)
S&P 500 Index	5,365.000	04/30/2024	(6)	(3,219,000)	(17,394)	(17,454)	60
S&P 500 Index	5,370.000	04/30/2024	(6)	(3,222,000)	(16,494)	(16,494)	—
S&P 500 Index	5,375.000	04/30/2024	(6)	(3,225,000)	(15,654)	(15,654)	—
S&P 500 Index	5,380.000	04/30/2024	(6)	(3,228,000)	(14,814)	(14,814)	—
S&P 500 Index	5,385.000	04/30/2024	(6)	(3,231,000)	(14,034)	(14,034)	—
S&P 500 Index	5,405.000	05/31/2024	(2)	(1,081,000)	(10,220)	(8,198)	(2,022)
S&P 500 Index	5,410.000	05/31/2024	(2)	(1,082,000)	(9,860)	(8,081)	(1,779)
S&P 500 Index	5,420.000	05/31/2024	(1)	(542,000)	(4,600)	(4,077)	(523)

			(77)	$(40,974,000)	$(303,525)	$(227,205)	$(76,320)

Puts
S&P 500 Index	5,025.000	04/03/2024	(8)	(4,020,000)	(240)	(23,267)	23,027
S&P 500 Index	5,125.000	04/10/2024	(8)	(4,100,000)	(5,880)	(30,325)	24,445
S&P 500 Index	5,125.000	04/17/2024	(8)	(4,100,000)	(10,800)	(32,261)	21,461
S&P 500 Index	5,160.000	04/24/2024	(8)	(4,128,000)	(19,720)	(26,841)	7,121
S&P 500 Index	4,880.000	04/30/2024	(1)	(488,000)	(650)	(6,512)	5,862
S&P 500 Index	4,890.000	04/30/2024	(1)	(489,000)	(680)	(6,019)	5,339
S&P 500 Index	4,905.000	04/30/2024	(2)	(981,000)	(1,440)	(14,221)	12,781
S&P 500 Index	5,015.000	04/30/2024	(2)	(1,003,000)	(2,430)	(9,582)	7,152
S&P 500 Index	5,020.000	04/30/2024	(2)	(1,004,000)	(2,510)	(11,774)	9,264
S&P 500 Index	5,120.000	04/30/2024	(2)	(1,024,000)	(4,550)	(10,108)	5,558
S&P 500 Index	5,190.000	04/30/2024	(6)	(3,114,000)	(21,534)	(21,534)	—
S&P 500 Index	5,195.000	04/30/2024	(6)	(3,117,000)	(22,314)	(22,314)	—
S&P 500 Index	5,200.000	04/30/2024	(6)	(3,120,000)	(23,034)	(23,094)	60
S&P 500 Index	5,205.000	04/30/2024	(6)	(3,123,000)	(24,420)	(23,934)	(486)
S&P 500 Index	5,210.000	04/30/2024	(6)	(3,126,000)	(24,774)	(24,774)	—
S&P 500 Index	5,110.000	05/31/2024	(3)	(1,533,000)	(13,515)	(21,288)	7,773
S&P 500 Index	5,140.000	05/31/2024	(2)	(1,028,000)	(10,250)	(12,018)	1,768

			(77)	$(39,498,000)	$(188,741)	$(319,866)	$131,125

Total written option contracts			(154)	$(80,472,000)	$(492,266)	$(547,071)	$54,805

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.125	06/14/2024	55	$137,500	$2,750	$194,271	$(191,521)
3 Month SOFR	95.375	06/14/2024	12	30,000	375	44,101	(43,726)
3 Month SOFR	97.250	06/14/2024	105	262,500	656	100,930	(100,274)
3 Month SOFR	97.750	06/14/2024	428	1,070,000	2,675	645,054	(642,379)
3 Month SOFR	98.500	06/14/2024	394	985,000	2,463	58,827	(56,364)
3 Month SOFR	95.250	09/13/2024	50	125,000	16,250	200,253	(184,003)
3 Month SOFR	95.375	09/13/2024	12	30,000	3,075	48,937	(45,862)
3 Month SOFR	96.000	09/13/2024	90	225,000	11,250	127,874	(116,624)
3 Month SOFR	97.250	09/13/2024	156	390,000	7,800	207,725	(199,925)
3 Month SOFR	96.250	12/13/2024	104	260,000	29,250	163,731	(134,481)
3 Month SOFR	97.250	12/13/2024	301	752,500	33,863	485,571	(451,708)
3 Month SOFR	98.000	12/13/2024	198	495,000	11,138	40,059	(28,921)
3 Month SOFR	96.500	03/14/2025	110	275,000	49,500	186,265	(136,765)
3 Month SOFR	97.000	03/14/2025	178	445,000	47,838	236,263	(188,425)
3 Month SOFR	97.250	03/14/2025	271	677,500	59,281	496,253	(436,972)
3 Month SOFR	98.000	03/14/2025	131	327,500	13,919	41,241	(27,322)
3 Month SOFR	96.250	06/13/2025	123	307,500	112,237	174,048	(61,811)
3 Month SOFR	96.625	06/13/2025	112	280,000	72,100	192,984	(120,884)
3 Month SOFR	97.250	06/13/2025	232	580,000	81,200	287,217	(206,017)
3 Month SOFR	96.500	09/12/2025	185	462,500	180,375	250,092	(69,717)
3 Month SOFR	96.625	09/12/2025	105	262,500	91,875	195,307	(103,432)
3 Month SOFR	97.500	09/12/2025	266	665,000	99,750	299,867	(200,117)
3 Month SOFR	96.500	12/12/2025	164	410,000	193,725	253,993	(60,268)
3 Month SOFR	97.500	12/12/2025	246	615,000	116,850	295,771	(178,921)
3 Month SOFR	96.625	03/13/2026	115	287,500	138,000	171,329	(33,329)
3 Month SOFR	96.750	03/13/2026	58	145,000	62,712	94,385	(31,673)
3 Month SOFR	96.625	06/12/2026	109	272,500	143,062	171,928	(28,866)
3 Month SOFR	96.750	06/12/2026	60	150,000	71,250	93,139	(21,889)
3 Month SOFR	96.625	09/11/2026	105	262,500	148,312	174,806	(26,494)

Total purchased option contracts			4,475	$11,187,500	$1,803,531	$5,932,221	$(4,128,690)

TOTAL			4,475	$11,187,500	$1,803,531	$5,932,221	$(4,128,690)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
12M IRS	— 12 Months Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are generally made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2024:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$537,530,551	$—	$—
Investment Company	16,864,030	—	—

Total	$554,394,581	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$374,362	$—
Futures Contracts(a)	485,503	—	—
Interest Rate Swap Contracts(a)	—	25,802	—
Purchased Option Contracts	973,250	109,922	—

Total	$1,458,753	$510,086	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(24,155)	$—
Written Option Contracts	(167,962)	(52,899)	—

Total	$(167,962)	$(77,054)	$—

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$829,530,350	$—	$—
Investment Company	19,459,937	—	—

Total	$848,990,287	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$642,139	$—
Futures Contracts(a)	545,890	—	—
Interest Rate Swap Contracts(a)	—	33,270	—
Purchased Option Contracts	1,466,656	137,200	—

Total	$2,012,546	$812,609	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(30,076)	$—
Written Option Contracts	(386,110)	(65,826)	—

Total	$(386,110)	$(95,902)	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$865,006,678	$—	$—
Investment Company	21,572,491	—	—

Total	$886,579,169	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$569,967	$—
Futures Contracts(a)	474,181	—	—
Interest Rate Swap Contracts(a)	—	25,123	—
Purchased Option Contracts	1,803,531	105,743	—

Total	$2,277,712	$700,833	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(23,765)	$—
Written Option Contracts	(492,266)	(50,680)	—

Total	$(492,266)	$(74,445)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. To the extent that the Fund also invests in securities of issuers located in or economically ties to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or an Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio or Underlying Fund’s liquidity.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.